Share-based plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-based plans
Summary of overview of plans

	LTIP 2022+	MB LTIP 2020	LTIP 2019	MB LTIP 2019	NxStage LTIP	LTIP 2016
Eligible persons	Other Plan participants	Members of the Management Board and certain members of the Executive Committee	Other Plan participants	Members of the Management Board	Other Plan participants	Members of the Management Board and other plan participants
Years in which an allocation occurred	2022	2020-2022	2019-2021	2019	2019	2016–2018
Months in which an allocation occurred	July, December	November (2020), March (2021, 2022), October (2022)	July, December	July, December	February	July, December

Summary of information on holdings under share-based plans

At December 31, 2022 and 2021, the members of the Management Board and plan participants other than the members of the Management Board held the following Performance Shares under the share-based plans:

Outstanding Performance Shares
	2022			2021
	Members of the			Members of the
	Management	Other plan		Management	Other plan
	Board	participants	Total	Board	participants	Total
LTIP 2022+	—	1,676,091	1,676,091	—	—	—
MB LTIP 2020	409,511	163,031	572,542	352,053	—	352,053
LTIP 2019	—	1,525,120	1,525,120	8,869	2,399,649	2,408,518
MB LTIP 2019	24,326	19,372	43,698	102,435	12,564	114,999
NxStage LTIP	—	—	—	—	32,054	32,054
LTIP 2016	—	—	—	56,624	366,059	422,683

Schedule of reconciliations for stock options outstanding

Transactions
		Weighted
		average
		exercise
	Options	price
Stock options for shares	in thousands	in €
Balance at December 31, 2020	3,201	71.50
Granted	—	—
Exercised (1)	128	49.83
Expired	60	70.60
Balance at December 31, 2021	3,013	72.44
Granted	—	—
Exercised(2)	409	49.93
Expired	133	56.55
Balance at December 31, 2022	2,471	77.02
(1)	The average share price at the date of exercise of the options was €65.92.
(2)	The average share price at the date of exercise of the options was €54.00.

Summary of fully vested options outstanding and exercisable by price range

Outstanding and exercisable stock options 2022
	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise	Number	remaining	exercise	Number	exercise
prices	of	contractual	price	of	price
in €	options	life	in €	options	in €

45.01 — 50.00				—	—
50.01 — 55.00				—	—
55.01 — 60.00				—	—
60.01 — 65.00				—	—
65.01 — 70.00				—	—
70.01 — 75.00				—	—
75.01 — 80.00	2,471,116	0.58	77.02	2,471,116	77.02
	2,471,116	0.58	77.02	2,471,116	77.02

Outstanding and exercisable stock options 2021
	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise	Number	remaining	exercise	Number	exercise
prices	of	contractual	price	of	price
in €	options	life	in €	options	in €

45.01 — 50.00	488,745	0.57	49.93	488,745	49.93
50.01 — 55.00	—	—	—	—	—
55.01 — 60.00	31,080	0.92	58.63	31,080	58.63
60.01 — 65.00	—	—	—	—	—
65.01 — 70.00	—	—	—	—	—
70.01 — 75.00	—	—	—	—	—
75.01 — 80.00	2,493,484	1.58	77.02	2,493,484	77.02
	3,013,309	1.41	72.44	3,013,309	72.44

Summary of compensation expense recognized for Performance Shares

Compensation expense related to cash-settled plans
in € THOUS
	2022	2021	2020
LTIP 2022+	3,765	—	—
MB LTIP 2020	(629)	2,112	2,115
LTIP 2019	(4,416)	21,761	13,689
MB LTIP 2019	(358)	299	820
NxStage LTIP	(758)	296	513
LTIP 2016	(3,475)	3,826	21,864
LTIP 2011	—	—	1,894